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                                                                       Exhibit A
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                                 PIONEER FUNDS
                                60 State Street
                          Boston, Massachusetts 02110

                                 April 30, 2014

VIA EDGAR
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Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

  Re:  Staff Review of Pioneer Funds' Financial Statements
       Pioneer Bond Fund (File No. 811-02864)
       Pioneer Diversified High Income Trust (File No. 811-22014)
       Pioneer Emerging Markets Fund (File No. 811-08448)
       Pioneer Equity Income Fund (File No. 811-08657)
       Pioneer Equity Opportunity Fund (File No. 811-21623)
       Pioneer Floating Rate Trust (File No. 811-21654)
       Pioneer Fund (File No. 811-01466)
       Pioneer High Income Trust (File No. 811-21043)
       Pioneer High Yield Fund (File No. 811-09685)
       Pioneer Ibbotson Asset Allocation Series (File No. 811-21569)
       Pioneer Mid Cap Value Fund (File No. 811-06106)
       Pioneer Money Market Trust (File No. 811-05099)
       Pioneer Municipal High Income Advantage Trust (File No. 811-21409) Pioneer Municipal High Income Trust (File No. 811-21321)
       Pioneer Real Estate Shares (File No. 811-07870)
       Pioneer Research Fund (File No. 811-09585)
       Pioneer Series Trust I (File No. 811-21425)
       Pioneer Series Trust II (File No. 811-21460)
       Pioneer Series Trust III (File No. 811-21664)
       Pioneer Series Trust IV (File No. 811-21781)
       Pioneer Series Trust V (File No. 811-21823)
       Pioneer Series Trust VI (File No. 811-21978)
       Pioneer Series Trust VII (File No. 811-10395)
       Pioneer Series Trust VIII (File No. 811-07318)
       Pioneer Series Trust X (File No. 811-21108)
       Pioneer Series Trust XI (File No. 811-08135)
       Pioneer Series Trust XII (File No. 811-08547)
       Pioneer Short Term Income Fund (File No. 811-21558)
       Pioneer Strategic Income Fund (File No. 811-09223) (The "Registrants")

Ladies and Gentlemen:

       In connection with the review by the Staff of the Securities and Exchange Commission (the "Commission") of financial statements and other filings filed by open-end and closed-end Pioneer

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funds (the "Funds"), the Registrants acknowledge that, with respect to filings made by the Registrants with the Commission and reviewed by the Staff:

     (a) the Registrants are responsible for the adequacy and accuracy of the disclosure in the filings;

     (b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

     (c) the Registrants may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                       Sincerely,

                                       /s/ Mark E. Bradley
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                                       Mark E. Bradley
                                       Treasurer